Shareholder Fees - FidelityIntermediateMunicipalIncomeFund-RetailPRO	Mar. 01, 2023 USD ($)
FidelityIntermediateMunicipalIncomeFund-RetailPRO | Fidelity Intermediate Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none